Operating Leases (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Future minimum lease payments under noncancellable operating leases
The following schedule summarizes the future minimum lease payments under noncancellable operating leases having initial or remaining terms in excess of one year at December 31, 2016:

2017	$342,565
2018	301,546
2019	257,466
2020	214,084
2021	158,427
Later years	326,241
Total minimum lease payments	$1,600,329